T. ROWE PRICE BLUE CHIP GROWTH FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 100.0%
COMMUNICATION SERVICES 19.8%

Entertainment 3.8%
Electronic Arts (1)	174,277	22,727
Netflix (1)	4,144,245	2,072,247
Sea, ADR (1)(2)	5,499,200	847,097
Spotify Technology (1)	1,657,165	401,979
		3,344,050
Interactive Media & Services 15.9%
Alphabet, Class A (1)	640,158	938,216
Alphabet, Class C (1)	2,865,678	4,211,400
Facebook, Class A (1)	22,023,360	5,767,918
Match Group (1)	6,464,470	715,294
Snap, Class A (1)	5,196,400	135,678
Tencent Holdings (HKD)	34,131,000	2,305,323
		14,073,829
Media 0.1%
Charter Communications, Class A (1)	224,000	139,852
		139,852
Total Communication Services		17,557,731
CONSUMER DISCRETIONARY 21.9%

Auto Components 0.0%
Aptiv	169,041	15,498
		15,498
Automobiles 0.0%
Tesla (1)	58,000	24,882
		24,882
Hotels, Restaurants & Leisure 1.0%
Chipotle Mexican Grill (1)	432,898	538,400
Domino's Pizza	133,000	56,562
Hilton Worldwide Holdings	185,129	15,795
Marriott International, Class A	311,119	28,803
McDonald's	139,300	30,575

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Yum! Brands	2,136,796	195,090
		865,225
Internet & Direct Marketing Retail 17.7%
Alibaba Group Holding, ADR (1)	14,822,487	4,357,515
Amazon.com (1)	3,321,720	10,459,199
Booking Holdings (1)	411,658	704,215
Etsy (1)	974,400	118,516
Trip.com Group, ADR (1)	336,059	10,465
		15,649,910
Multiline Retail 1.3%
Dollar General	5,382,576	1,128,296
Dollar Tree (1)	81,489	7,443
		1,135,739
Specialty Retail 0.7%
Carvana (1)(2)	198,000	44,166
Lowe's	484,000	80,276
Ross Stores	5,110,920	476,951
TJX	738,590	41,103
		642,496
Textiles, Apparel & Luxury Goods 1.2%
Lululemon Athletica (1)	1,734,205	571,195
NIKE, Class B	3,546,963	445,286
		1,016,481
Total Consumer Discretionary		19,350,231
ENERGY 0.0%

Oil, Gas & Consumable Fuels 0.0%
Pioneer Natural Resources	187,434	16,118
Total Energy		16,118
FINANCIALS 2.7%

Capital Markets 2.1%
Charles Schwab	2,599,211	94,169
Goldman Sachs Group	2,171,208	436,348
Intercontinental Exchange	2,930,325	293,179
Morgan Stanley	5,085,918	245,904

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

MSCI	325,993	116,308
S&P Global	1,810,023	652,694
State Street	427,204	25,346
		1,863,948
Insurance 0.6%
Chubb	75,424	8,758
Marsh & McLennan	1,411,698	161,922
Willis Towers Watson	1,885,682	393,768
		564,448
Total Financials		2,428,396
HEALTH CARE 13.0%

Biotechnology 2.1%
AbbVie	94,984	8,320
Incyte (1)	4,157,959	373,135
Seattle Genetics (1)	427,634	83,684
Vertex Pharmaceuticals (1)	5,045,312	1,372,930
		1,838,069
Health Care Equipment & Supplies 4.2%
Align Technology (1)	54,700	17,906
Becton Dickinson & Company	39,131	9,105
Danaher	5,452,613	1,174,111
Edwards Lifesciences (1)	10,000	798
Exact Sciences (1)	1,374,670	140,148
Intuitive Surgical (1)	1,791,167	1,270,905
Stryker	5,314,295	1,107,340
		3,720,313
Health Care Providers & Services 4.7%
Anthem	2,380,294	639,323
Centene (1)	8,047,090	469,387
Cigna	5,945,664	1,007,255
HCA Healthcare	1,104,248	137,677
Humana	582,888	241,251
UnitedHealth Group	5,239,589	1,633,547
		4,128,440

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Health Care Technology 0.4%
GoodRx Holdings, Class A (1)	464,121	25,805
Veeva Systems, Class A (1)	1,086,998	305,653
		331,458
Life Sciences Tools & Services 1.3%
Agilent Technologies	64,190	6,480
PPD (1)	2,089,276	77,282
Thermo Fisher Scientific	2,408,378	1,063,347
		1,147,109
Pharmaceuticals 0.3%
Zoetis	1,855,022	306,765
		306,765
Total Health Care		11,472,154
INDUSTRIALS & BUSINESS SERVICES 3.1%
Aerospace & Defense 0.0%
L3Harris Technologies	40,339	6,851
Northrop Grumman	32,942	10,393
		17,244
Airlines 0.0%
United Airlines Holdings (1)	25,000	869
		869
Building Products 0.1%
Johnson Controls International	1,500,000	61,275
		61,275
Commercial Services & Supplies 0.4%
Cintas	1,009,308	335,928
		335,928
Industrial Conglomerates 0.5%
Honeywell International	33,878	5,577
Roper Technologies	1,191,824	470,901
		476,478
Machinery 0.3%
Fortive	3,021,707	230,284

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Parker-Hannifin	171,000	34,600
		264,884
Professional Services 1.1%
CoStar Group (1)	706,491	599,465
Equifax	2,037,419	319,671
IHS Markit	246,209	19,330
		938,466
Road & Rail 0.7%
Canadian Pacific Railway (2)	460,589	140,217
Kansas City Southern	439,059	79,395
Norfolk Southern	632,104	135,264
Union Pacific	1,558,872	306,895
		661,771
Total Industrials & Business Services		2,756,915
INFORMATION TECHNOLOGY 39.0%

Electronic Equipment, Instruments & Components 0.2%
TE Connectivity	1,377,000	134,588
		134,588
IT Services 13.7%
ANT International, Class C, Acquisition Date: 6/7/18, Cost
$104,886 (1)(3)(4)	18,696,173	169,013
Fidelity National Information Services	9,113,727	1,341,632
Fiserv (1)	9,531,721	982,244
Global Payments	8,950,461	1,589,423
Mastercard, Class A	7,107,127	2,403,417
PayPal Holdings (1)	11,754,197	2,315,929
Shopify, Class A (1)	135,507	138,620
Twilio, Class A (1)	51,800	12,799
Visa, Class A	13,627,990	2,725,189
Wix.com (1)	1,685,900	429,652
		12,107,918
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices (1)	8,968,511	735,328
Applied Materials	2,409,466	143,243
KLA	10,000	1,937

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Lam Research	347,100	115,151
Marvell Technology Group	16,065,670	637,807
Maxim Integrated Products	2,917,849	197,276
NVIDIA	2,700,882	1,461,771
QUALCOMM	4,163,387	489,947
Texas Instruments	1,179,926	168,482
		3,950,942
Software 15.9%
Atlassian, Class A (1)(2)	1,078,410	196,044
Coupa Software (1)(2)	174,574	47,875
DocuSign (1)	2,028,655	436,648
Intuit	5,274,942	1,720,739
Microsoft	22,032,830	4,634,165
Paycom Software (1)	546,372	170,086
salesforce.com (1)	8,682,232	2,182,019
ServiceNow (1)	4,463,966	2,165,023
Snowflake, Class A (1)(2)	238,797	59,938
Splunk (1)(2)	4,033,819	758,882
Synopsys (1)	2,830,105	605,586
Workday, Class A (1)	3,379,324	726,994
Zoom Video Communications, Class A (1)	815,600	383,422
		14,087,421
Technology Hardware, Storage & Peripherals 4.7%
Apple	36,120,952	4,183,167
		4,183,167
Total Information Technology		34,464,036
MATERIALS 0.5%

Chemicals 0.5%
Air Products & Chemicals	33,766	10,058
Linde	1,135,424	270,378
PPG Industries	353,000	43,094
Sherwin-Williams	150,040	104,539
Total Materials		428,069

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

(Cost and value in $000s)

	Shares	$ Value

UTILITIES 0.0%
Multi-Utilities 0.0%
Sempra Energy	350,617	41,499
Total Utilities		41,499
Total Common Stocks (Cost $38,180,628)		88,515,149
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS 0.0%
T. Rowe Price Government Reserve Fund, 0.09% (5)(6)	24,284,608	24,284
Total Short-Term Investments (Cost $24,284)		24,284
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 0.13% (5)(6)	6,509,461	65,095
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		65,095
Total Securities Lending Collateral (Cost $65,095)		65,095

Total Investments in Securities 100.1%
(Cost $38,270,007)		$88,604,528
Other Assets Less Liabilities (0.1)%		(115,311)
Net Assets 100.0%		$88,489,217

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Level 3 in fair value hierarchy.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $169,013 and represents 0.2% of net assets.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depositary Receipts
HKD	Hong Kong Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$235
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$235+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$29,638		¤	¤	$24,284
T. Rowe Price Short-Term
Fund	178,775		¤	¤	65,095
Total					$89,379^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $235 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $89,379.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE BLUE CHIP GROWTH FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE BLUE CHIP GROWTH FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$86,040,813 $	2,305,323 $	169,013 $	88,515,149
Short-Term Investments	24,284	—	—	24,284
Securities Lending Collateral	65,095	—	—	65,095
Total	$86,130,192 $	2,305,323 $	169,013 $	88,604,528